Related Party Transactions - Schedule of Amount Due from to a Director (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Mr. Cheung Kit Shing [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amount due (to) from a director	$ (39,392)	$ 309,507